DEPOSITS	9 Months Ended
Mar. 31, 2013
DEPOSITS [Text Block]	NOTE 5 – DEPOSITS On February 27, 2013, the Company paid a $15,000 deposit on equipment that they are purchasing for approximately $145,000.